NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
15,112 shares (cost $408,482)	$694,700
Mid Cap Value Portfolio: Class 1 (JPMMV1)
14,129 shares (cost $102,660)	161,208
Forty Portfolio: Service Shares (JACAS)
16,589 shares (cost $587,476)	650,466
Global Technology Portfolio: Service Shares (JAGTS)
35,646 shares (cost $195,113)	305,132
Overseas Portfolio: Service Shares (JAIGS)
16,261 shares (cost $628,685)	513,039
Emerging Markets Debt Portfolio - Class I (MSEM)
1,611 shares (cost $12,368)	12,810
U.S. Real Estate Portfolio - Class I (MSVRE)
31,829 shares (cost $395,061)	640,719
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
56,655 shares (cost $841,051)	1,085,510
Federated NVIT High Income Bond Fund - Class I (HIBF)
35,699 shares (cost $249,595)	237,395
NVIT Emerging Markets Fund - Class I (GEM)
11,177 shares (cost $127,417)	123,060
NVIT International Equity Fund - Class I (GIG)
27,018 shares (cost $258,116)	278,290
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,146 shares (cost $62,332)	62,385
NVIT Core Bond Fund - Class I (NVCBD1)
7,412 shares (cost $82,881)	80,941
NVIT Nationwide Fund - Class I (TRF)
115,964 shares (cost $1,210,324)	1,695,394
NVIT Government Bond Fund - Class I (GBF)
212,699 shares (cost $2,499,055)	2,354,575
American Century NVIT Growth Fund - Class I (CAF)
10,191 shares (cost $121,282)	227,356
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,560 shares (cost $24,418)	33,103
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,387 shares (cost $291,882)	296,072
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
72,296 shares (cost $802,730)	965,875
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,611 shares (cost $175,935)	230,393
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
61,172 shares (cost $598,484)	727,948
NVIT Mid Cap Index Fund - Class I (MCIF)
87,322 shares (cost $1,580,029)	2,190,910
NVIT Money Market Fund - Class I (SAM)
2,546,877 shares (cost $2,546,877)	2,546,877
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,782 shares (cost $29,493)	37,356
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
34,873 shares (cost $305,941)	438,703
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
715 shares (cost $7,890)	8,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
25,682 shares (cost $427,197)	538,818
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
42,585 shares (cost $436,138)	675,405
NVIT Multi-Manager Small Company Fund - Class I (SCF)
49,595 shares (cost $905,478)	1,163,010
NVIT Large Cap Growth Fund - Class I (NVOLG1)
355,041 shares (cost $5,720,646)	8,073,632
Invesco NVIT Comstock Value Fund - Class I (EIF)
17,639 shares (cost $166,735)	293,166
NVIT Real Estate Fund - Class I (NVRE1)
5,206 shares (cost $43,099)	44,096
VP Income & Growth Fund - Class I (ACVIG)
52,057 shares (cost $319,201)	526,299
VP International Fund - Class I (ACVI)
122,531 shares (cost $946,535)	1,222,856
VP International Fund - Class III (ACVI3)
18,453 shares (cost $159,870)	184,159
VP Ultra(R) Fund - Class I (ACVU1)
1,800 shares (cost $17,942)	29,028
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
10,426 shares (cost $127,024)	191,847
Appreciation Portfolio - Initial Shares (DCAP)
16,861 shares (cost $585,230)	834,769
Quality Bond Fund II - Primary Shares (FQB)
65,886 shares (cost $733,919)	752,415
VIP Equity-Income Portfolio - Service Class (FEIS)
104,668 shares (cost $2,260,426)	2,530,875
VIP Growth Portfolio - Service Class (FGS)
87,115 shares (cost $2,687,211)	5,516,113
VIP High Income Portfolio - Service Class (FHIS)
87,712 shares (cost $502,803)	481,539
VIP Overseas Portfolio - Service Class (FOS)
30,907 shares (cost $605,098)	575,792
VIP Overseas Portfolio - Service Class R (FOSR)
9,194 shares (cost $144,838)	170,911
VIP Value Strategies Portfolio - Service Class (FVSS)
35,194 shares (cost $294,085)	533,545
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
50,399 shares (cost $563,916)	804,878
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
236,714 shares (cost $4,586,078)	4,608,826
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
61,478 shares (cost $429,739)	456,170
Guardian Portfolio - I Class Shares (AMGP)
3,158 shares (cost $57,970)	76,082
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
49,026 shares (cost $1,039,822)	1,201,145
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
40,219 shares (cost $503,620)	659,193
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,998 shares (cost $39,532)	47,713
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
77,145 shares (cost $1,575,610)	2,592,848
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
20,511 shares (cost $721,481)	1,616,668

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2,411 shares (cost $56,106)	59,398
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
46,276 shares (cost $583,497)	599,274
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
5,171 shares (cost $155,606)	131,196

Total Investments	$53,790,345

Accounts Receivable-Emerging Markets Debt Portfolio - Class I (MSEM)	14
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	24

Other Accounts Payable	(592)

$53,789,791

Contract Owners’ Equity:
Accumulation units	53,789,791

Total Contract Owners’ Equity (note 5)	$53,789,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE
Reinvested dividends	$1,314,390	7,550	1,172	196	-	36,566	719	8,381
Mortality and expense risk charges (note 2)	(770,499)	(9,839)	(2,134)	(8,946)	(4,209)	(8,818)	(183)	(8,225)

Net investment income (loss)	543,891	(2,289)	(962)	(8,750)	(4,209)	27,748	536	156

Realized gain (loss) on investments	(257,527)	36,315	7,015	18,488	13,302	(18,740)	3	11,049
Change in unrealized gain (loss) on investments	(2,123,134)	(4,479)	5,441	(160,513)	(4,901)	(135,861)	(447)	131,014

Net gain (loss) on investments	(2,380,661)	31,836	12,456	(142,025)	8,401	(154,601)	(444)	142,063

Reinvested capital gains	4,755,333	49,381	7,997	193,163	18,654	45,019	99	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,918,563	78,928	19,491	42,388	22,846	(81,834)	191	142,219

Investment Activity:	NVAMV1	HIBF	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF
Reinvested dividends	$21,222	14,993	1,132	9,240	559	2,086	19,446	45,535
Mortality and expense risk charges (note 2)	(15,614)	(3,895)	(1,280)	(3,683)	(416)	(138)	(23,934)	(31,751)

Net investment income (loss)	5,608	11,098	(148)	5,557	143	1,948	(4,488)	13,784

Realized gain (loss) on investments	57,495	21,684	64	1,106	126	94	19,675	(24,801)
Change in unrealized gain (loss) on investments	(59,484)	(32,917)	(4,357)	(13,154)	(975)	(1,880)	155,364	81,287

Net gain (loss) on investments	(1,989)	(11,233)	(4,293)	(12,048)	(849)	(1,786)	175,039	56,486

Reinvested capital gains	117,552	-	-	-	2,932	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$121,171	(135)	(4,441)	(6,491)	2,226	162	170,551	70,270

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$779	547	5,403	16,484	3,884	13,123	22,716	-
Mortality and expense risk charges (note 2)	(3,025)	(466)	(4,150)	(13,862)	(4,571)	(10,424)	(30,872)	(39,286)

Net investment income (loss)	(2,246)	81	1,253	2,622	(687)	2,699	(8,156)	(39,286)

Realized gain (loss) on investments	3,775	1,231	273	38,362	117,898	3,718	69,314	-
Change in unrealized gain (loss) on investments	18,762	(96)	(3,494)	(4,928)	(106,822)	3,544	(9,240)	-

Net gain (loss) on investments	22,537	1,135	(3,221)	33,434	11,076	7,262	60,074	-

Reinvested capital gains	-	-	9,066	-	-	13,899	113,857	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,291	1,216	7,098	36,056	10,389	23,860	165,775	(39,286)

Investment Activity:	NVMIG1	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	NVOLG1
Reinvested dividends	$49	180	-	103	-	3,425	2,073	57,856
Mortality and expense risk charges (note 2)	(41)	(495)	(6,345)	(98)	(7,445)	(9,226)	(17,395)	(113,281)

Net investment income (loss)	8	(315)	(6,345)	5	(7,445)	(5,801)	(15,322)	(55,425)

Realized gain (loss) on investments	(457)	253	27,738	63	21,056	6,204	5,922	291,606
Change in unrealized gain (loss) on investments	-	577	(67,571)	(796)	(81,177)	(27,633)	(188,508)	(514,303)

Net gain (loss) on investments	(457)	830	(39,833)	(733)	(60,121)	(21,429)	(182,586)	(222,697)

Reinvested capital gains	242	2,553	55,533	1,738	74,719	62,331	189,585	844,024

Net increase (decrease) in contract owners’ equity resulting from operations	$(207)	3,068	9,355	1,010	7,153	35,101	(8,323)	565,902

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	EIF	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	DVSCS	DCAP
Reinvested dividends	$4,998	1,101	11,085	23,206	3,383	97	1,125	15,333
Mortality and expense risk charges (note 2)	(4,005)	(432)	(7,735)	(19,173)	(2,842)	(390)	(2,651)	(11,703)

Net investment income (loss)	993	669	3,350	4,033	541	(293)	(1,526)	3,630

Realized gain (loss) on investments	2,289	179	47,532	32,953	104	3,701	12,916	13,012
Change in unrealized gain (loss) on investments	17,708	(992)	6,926	(131,422)	(14,588)	(1,123)	(15,855)	13,858

Net gain (loss) on investments	19,997	(813)	54,458	(98,469)	(14,484)	2,578	(2,939)	26,870

Reinvested capital gains	-	7,479	-	-	-	-	10,682	21,897

Net increase (decrease) in contract owners’ equity resulting from operations	$20,990	7,335	57,808	(94,436)	(13,943)	2,285	6,217	52,397

Investment Activity:	FQB	FEIS	FGS	FHIS	FOS	FOSR	FVSS	LPVCII
Reinvested dividends	$30,148	68,956	5,052	28,265	7,659	2,278	4,957	16,987
Mortality and expense risk charges (note 2)	(11,642)	(36,096)	(78,475)	(8,121)	(8,753)	(2,071)	(7,603)	(11,142)

Net investment income (loss)	18,506	32,860	(73,423)	20,144	(1,094)	207	(2,646)	5,845

Realized gain (loss) on investments	32,118	(20,248)	228,715	13,410	16,966	(217)	17,708	17,728
Change in unrealized gain (loss) on investments	(31,537)	127,616	356,245	(33,481)	(77,023)	(15,423)	12,428	65,845

Net gain (loss) on investments	581	107,368	584,960	(20,071)	(60,057)	(15,640)	30,136	83,573

Reinvested capital gains	-	35,276	-	-	159	38	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,087	175,504	511,537	73	(60,992)	(15,395)	27,490	89,418

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS	OVGI	OVAG
Reinvested dividends	$80,867	34,565	330	-	5,282	179	21,144	-
Mortality and expense risk charges (note 2)	(24,404)	(7,418)	(1,009)	(16,807)	(10,866)	(659)	(36,311)	(22,880)

Net investment income (loss)	56,463	27,147	(679)	(16,807)	(5,584)	(480)	(15,167)	(22,880)

Realized gain (loss) on investments	116,972	(8,907)	323	91,588	142,871	1,894	162,174	102,691
Change in unrealized gain (loss) on investments	(342,337)	(29,143)	(5,917)	(485,976)	(78,049)	2,624	25,961	(10,733)

Net gain (loss) on investments	(225,365)	(38,050)	(5,594)	(394,388)	64,822	4,518	188,135	91,958

Reinvested capital gains	289,245	-	11,585	478,878	-	-	51,110	-

Net increase (decrease) in contract owners’ equity resulting from operations	$120,343	(10,903)	5,312	67,683	59,238	4,038	224,078	69,078

Investment Activity:	VWHAS	VWEM	VWHA	GEM3	GIG3	NVMIG3	SBTRP
Reinvested dividends	$-	3,272	223	596	1,899	52	645,932
Mortality and expense risk charges (note 2)	(94)	(9,183)	(2,507)	(667)	(412)	(20)	(40,381)

Net investment income (loss)	(94)	(5,911)	(2,284)	(71)	1,487	32	605,551

Realized gain (loss) on investments	-	(10,345)	3,716	(2,954)	29,517	1,289	(2,037,053)
Change in unrealized gain (loss) on investments	3,029	(71,617)	(35,196)	(5,522)	(31,631)	(1,293)	(308,969)

Net gain (loss) on investments	3,029	(81,962)	(31,480)	(8,476)	(2,114)	(4)	(2,346,022)

Reinvested capital gains	-	74,704	-	-	-	-	1,971,936

Net increase (decrease) in contract owners’ equity resulting from operations	$2,935	(13,169)	(33,764)	(8,547)	(627)	28	231,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		DSRG		JPMMV1		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$543,891	(116,477)	(2,289)	(724)	(962)	(550)	(8,750)	(5,798)
Realized gain (loss) on investments	(257,527)	1,601,718	36,315	69,899	7,015	10,289	18,488	122,739
Change in unrealized gain (loss) on investments	(2,123,134)	9,475,919	(4,479)	141,803	5,441	22,395	(160,513)	57,578
Reinvested capital gains	4,755,333	642,001	49,381	-	7,997	1,357	193,163	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,918,563	11,603,161	78,928	210,978	19,491	33,491	42,388	174,519

Equity transactions:
Purchase payments received from contract owners (note 3)	787,583	617,240	1,425	6,736	-	10,000	95	5,593
Transfers between funds	-	-	(4,677)	3,142	(772)	18,489	(19,289)	(53,161)
Redemptions (note 3)	(6,320,448)	(9,031,049)	(79,374)	(284,820)	(9,267)	(16,946)	(51,030)	(200,169)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(10,812)	(11,933)	(118)	(131)	(7)	(15)	(167)	(188)
Contingent deferred sales charges (note 2)	(145)	(2,263)	-	-	-	-	-	(74)
Adjustments to maintain reserves	(726)	(713)	(6)	(18)	(34)	(13)	(20)	(14)

Net equity transactions	(5,544,548)	(8,428,718)	(82,750)	(275,091)	(10,080)	11,515	(70,411)	(248,013)

Net change in contract owners’ equity	(2,625,985)	3,174,443	(3,822)	(64,113)	9,411	45,006	(28,023)	(73,494)
Contract owners’ equity beginning of period	56,415,776	53,241,333	698,519	762,632	151,774	106,768	678,482	751,976

Contract owners’ equity end of period	$53,789,791	56,415,776	694,697	698,519	161,185	151,774	650,459	678,482

CHANGES IN UNITS:
Beginning units	3,446,006	4,012,229	58,088	84,008	6,815	6,253	47,819	68,467
Units purchased	358,164	129,957	109	1,143	-	1,353	21	1,000
Units redeemed	(781,130)	(696,180)	(6,555)	(27,063)	(437)	(791)	(4,947)	(21,648)

Ending units	3,023,040	3,446,006	51,642	58,088	6,378	6,815	42,893	47,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		MSEM		MSVRE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,209)	(4,480)	27,748	13,633	536	342	156	(1,890)
Realized gain (loss) on investments	13,302	59,664	(18,740)	(56,248)	3	11	11,049	46,857
Change in unrealized gain (loss) on investments	(4,901)	36,179	(135,861)	132,410	(447)	(1,922)	131,014	(33,348)
Reinvested capital gains	18,654	-	45,019	-	99	161	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,846	91,363	(81,834)	89,795	191	(1,408)	142,219	11,619

Equity transactions:
Purchase payments received from contract owners (note 3)	-	32,576	-	-	-	-	1,588	-
Transfers between funds	(5,715)	107	(20,210)	(51,564)	-	-	8,262	(38,996)
Redemptions (note 3)	(15,076)	(125,355)	(126,980)	(148,474)	-	-	(26,664)	(141,718)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(59)	(63)	(139)	(146)	(12)	(14)	(172)	(153)
Contingent deferred sales charges (note 2)	-	-	-	(184)	-	-	-	(138)
Adjustments to maintain reserves	(5)	(11)	(8)	(3)	(23)	13	(35)	4

Net equity transactions	(20,855)	(92,746)	(147,337)	(200,371)	(35)	(1)	(17,021)	(181,001)

Net change in contract owners’ equity	1,991	(1,383)	(229,171)	(110,576)	156	(1,409)	125,198	(169,382)
Contract owners’ equity beginning of period	303,138	304,521	742,211	852,787	12,640	14,049	515,492	684,874

Contract owners’ equity end of period	$305,129	303,138	513,040	742,211	12,796	12,640	640,690	515,492

CHANGES IN UNITS:
Beginning units	42,524	57,027	52,926	68,524	389	389	14,064	18,802
Units purchased	-	5,612	-	683	-	-	221	175
Units redeemed	(2,824)	(20,115)	(10,715)	(16,281)	(1)	-	(619)	(4,913)

Ending units	39,700	42,524	42,211	52,926	388	389	13,666	14,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVAMV1		HIBF		GEM		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,608	4,650	11,098	13,283	(148)	-	5,557	(1,596)
Realized gain (loss) on investments	57,495	18,372	21,684	(7,070)	64	-	1,106	631
Change in unrealized gain (loss) on investments	(59,484)	227,430	(32,917)	9,026	(4,357)	-	(13,154)	28,460
Reinvested capital gains	117,552	20,168	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	121,171	270,620	(135)	15,239	(4,441)	-	(6,491)	27,495

Equity transactions:
Purchase payments received from contract owners (note 3)	494	1,043	-	-	105	-	105	-
Transfers between funds	(28,822)	(601)	(16,133)	(4,705)	127,659	-	91,434	-
Redemptions (note 3)	(139,770)	(81,236)	(10,065)	(67,092)	(231)	-	(2,811)	(7,453)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(255)	(276)	(51)	(87)	(31)	-	(15)	(6)
Contingent deferred sales charges (note 2)	-	-	-	(42)	-	-	-	-
Adjustments to maintain reserves	(38)	(14)	5	(2)	2	-	(14)	(9)

Net equity transactions	(168,391)	(81,084)	(26,244)	(71,928)	127,504	-	88,699	(7,468)

Net change in contract owners’ equity	(47,220)	189,536	(26,379)	(56,689)	123,063	-	82,208	20,027
Contract owners’ equity beginning of period	1,132,707	943,171	263,779	320,468	-	-	196,067	176,040

Contract owners’ equity end of period	$1,085,487	1,132,707	237,400	263,779	123,063	-	278,275	196,067

CHANGES IN UNITS:
Beginning units	55,754	60,374	13,336	17,105	-	-	14,202	14,815
Units purchased	142	58	12,625	-	5,887	-	6,537	-
Units redeemed	(7,992)	(4,678)	(14,091)	(3,769)	(12)	-	(203)	(613)

Ending units	47,904	55,754	11,870	13,336	5,875	-	20,536	14,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVCBD1		TRF		GBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$143	33	1,948	(128)	(4,488)	(2,121)	13,784	13,050
Realized gain (loss) on investments	126	24	94	968	19,675	16,724	(24,801)	4,915
Change in unrealized gain (loss) on investments	(975)	1,357	(1,880)	(1,764)	155,364	394,951	81,287	(187,970)
Reinvested capital gains	2,932	151	-	226	-	-	-	28,543

Net increase (decrease) in contract owners’ equity resulting from operations	2,226	1,565	162	(698)	170,551	409,554	70,270	(141,462)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,507	2,515	79,574	4,402
Transfers between funds	42,257	13,915	77,969	(18,524)	(629)	-	125,707	237
Redemptions (note 3)	(433)	(388)	-	-	(156,466)	(256,056)	(290,210)	(390,916)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(411)	(434)	(670)	(793)
Contingent deferred sales charges (note 2)	-	-	-	-	(23)	-	-	(53)
Adjustments to maintain reserves	(7)	(11)	(3)	(3)	(3)	(30)	(20)	(12)

Net equity transactions	41,817	13,516	77,966	(18,527)	(152,025)	(254,005)	(85,619)	(387,135)

Net change in contract owners’ equity	44,043	15,081	78,128	(19,225)	18,526	155,549	(15,349)	(528,597)
Contract owners’ equity beginning of period	18,332	3,251	2,813	22,038	1,676,864	1,521,315	2,369,914	2,898,511

Contract owners’ equity end of period	$62,375	18,332	80,941	2,813	1,695,390	1,676,864	2,354,565	2,369,914

CHANGES IN UNITS:
Beginning units	847	213	236	1,788	113,917	133,593	146,589	169,600
Units purchased	1,915	655	8,558	-	358	196	17,715	334
Units redeemed	(20)	(21)	(2,239)	(1,552)	(10,115)	(19,872)	(23,074)	(23,345)

Ending units	2,742	847	6,555	236	104,160	113,917	141,230	146,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CAF		GVIDA		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,246)	(1,522)	81	58	1,253	1,026	2,622	(5,617)
Realized gain (loss) on investments	3,775	13,481	1,231	2,246	273	206	38,362	156,491
Change in unrealized gain (loss) on investments	18,762	37,402	(96)	4,767	(3,494)	3,959	(4,928)	68,445
Reinvested capital gains	-	-	-	-	9,066	4,370	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,291	49,361	1,216	7,071	7,098	9,561	36,056	219,319

Equity transactions:
Purchase payments received from contract owners (note 3)	1,163	274	405	635	214	214	7,042	11,558
Transfers between funds	820	-	(2,381)	4,860	-	-	40,618	49,494
Redemptions (note 3)	(4,650)	(29,018)	-	(4,631)	(3,443)	(3,244)	(143,936)	(869,061)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(23)	(25)	(47)	(45)	(63)	(67)	(370)	(321)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(707)
Adjustments to maintain reserves	(13)	(15)	11	(23)	(3)	(4)	(17)	(4)

Net equity transactions	(2,703)	(28,784)	(2,012)	796	(3,295)	(3,101)	(96,663)	(809,041)

Net change in contract owners’ equity	17,588	20,577	(796)	7,867	3,803	6,460	(60,607)	(589,722)
Contract owners’ equity beginning of period	209,760	189,183	33,901	26,034	292,262	285,802	1,026,472	1,616,194

Contract owners’ equity end of period	$227,348	209,760	33,105	33,901	296,065	292,262	965,865	1,026,472

CHANGES IN UNITS:
Beginning units	23,362	26,953	1,837	1,768	21,398	21,629	62,184	112,591
Units purchased	209	35	22	340	16	16	2,835	4,119
Units redeemed	(504)	(3,626)	(127)	(271)	(253)	(247)	(8,599)	(54,526)

Ending units	23,067	23,362	1,732	1,837	21,161	21,398	56,420	62,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		SAM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(687)	(466)	2,699	1,904	(8,156)	(7,270)	(39,286)	(44,602)
Realized gain (loss) on investments	117,898	(56,654)	3,718	503	69,314	97,259	-	-
Change in unrealized gain (loss) on investments	(106,822)	193,394	3,544	53,610	(9,240)	441,564	-	-
Reinvested capital gains	-	-	13,899	9,055	113,857	54,444	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,389	136,274	23,860	65,072	165,775	585,997	(39,286)	(44,602)

Equity transactions:
Purchase payments received from contract owners (note 3)	198	203	-	78	(3,479)	33,346	298,047	211,282
Transfers between funds	-	(1,559)	-	-	(21,464)	108	410,491	300,039
Redemptions (note 3)	(380,736)	(445,106)	(40,404)	(106,850)	(176,835)	(401,577)	(1,027,627)	(552,818)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(192)	(205)	(34)	(51)	(265)	(310)	(832)	(818)
Contingent deferred sales charges (note 2)	-	-	-	-	(6)	(204)	-	-
Adjustments to maintain reserves	(13)	(16)	(7)	(8)	(55)	7	(17)	(5)

Net equity transactions	(380,743)	(446,683)	(40,445)	(106,831)	(202,104)	(368,630)	(319,938)	(42,320)

Net change in contract owners’ equity	(370,354)	(310,409)	(16,585)	(41,759)	(36,329)	217,367	(359,224)	(86,922)
Contract owners’ equity beginning of period	600,730	911,139	744,527	786,286	2,227,221	2,009,854	2,906,095	2,993,017

Contract owners’ equity end of period	$230,376	600,730	727,942	744,527	2,190,892	2,227,221	2,546,871	2,906,095

CHANGES IN UNITS:
Beginning units	33,740	61,749	48,589	55,906	69,962	82,810	270,923	275,121
Units purchased	12	4,083	-	5	835	1,103	101,113	56,501
Units redeemed	(21,248)	(32,092)	(2,588)	(7,322)	(7,024)	(13,951)	(131,230)	(60,699)

Ending units	12,504	33,740	46,001	48,589	63,773	69,962	240,806	270,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG1		NVMLG1		NVMMG1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8	-	(315)	(184)	(6,345)	(6,375)	5	(10)
Realized gain (loss) on investments	(457)	-	253	139	27,738	37,785	63	60
Change in unrealized gain (loss) on investments	-	-	577	6,554	(67,571)	77,351	(796)	1,250
Reinvested capital gains	242	-	2,553	2,143	55,533	32,984	1,738	271

Net increase (decrease) in contract owners’ equity resulting from operations	(207)	-	3,068	8,652	9,355	141,745	1,010	1,571

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	781	5,489	-	-
Transfers between funds	4,593	-	-	-	(3,140)	-	1,254	3,456
Redemptions (note 3)	(4,387)	-	(477)	(423)	(50,844)	(80,331)	(191)	(149)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	(8)	(69)	(83)	(5)	(5)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	(14)	4	1	(23)	(24)	(5)

Net equity transactions	207	-	(499)	(427)	(53,271)	(74,948)	1,034	3,297

Net change in contract owners’ equity	-	-	2,569	8,225	(43,916)	66,797	2,044	4,868
Contract owners’ equity beginning of period	-	-	34,785	26,560	482,613	415,816	6,394	1,526

Contract owners’ equity end of period	$-	-	37,354	34,785	438,697	482,613	8,438	6,394

CHANGES IN UNITS:
Beginning units	-	-	1,665	1,689	21,415	25,278	285	91
Units purchased	459	-	-	-	37	303	50	201
Units redeemed	(459)	-	(23)	(24)	(2,475)	(4,166)	(8)	(7)

Ending units	-	-	1,642	1,665	18,977	21,415	327	285

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(7,445)	(6,824)	(5,801)	(3,917)	(15,322)	(15,284)	(55,425)	(48,454)
Realized gain (loss) on investments	21,056	52,448	6,204	15,885	5,922	(8,875)	291,606	339,924
Change in unrealized gain (loss) on investments	(81,177)	99,476	(27,633)	191,316	(188,508)	417,597	(514,303)	1,979,598
Reinvested capital gains	74,719	26,557	62,331	-	189,585	-	844,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,153	171,657	35,101	203,284	(8,323)	393,438	565,902	2,271,068

Equity transactions:
Purchase payments received from contract owners (note 3)	1,530	1,413	942	170	(1,691)	31,453	68,483	96,760
Transfers between funds	(3,236)	11,333	-	(2,986)	(12,163)	(12,251)	(15,148)	(18,423)
Redemptions (note 3)	(33,459)	(34,511)	(22,075)	(86,313)	(118,057)	(201,928)	(745,969)	(1,263,140)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(29)	(29)	(126)	(192)	(187)	(201)	(1,420)	(1,580)
Contingent deferred sales charges (note 2)	(5)	-	-	-	-	(86)	(24)	(122)
Adjustments to maintain reserves	(2)	(18)	(45)	(19)	(7)	(33)	(8)	(20)

Net equity transactions	(35,201)	(21,812)	(21,304)	(89,340)	(132,105)	(183,046)	(694,086)	(1,186,525)

Net change in contract owners’ equity	(28,048)	149,845	13,797	113,944	(140,428)	210,392	(128,184)	1,084,543
Contract owners’ equity beginning of period	566,867	417,022	661,572	547,628	1,303,433	1,093,041	8,201,806	7,117,263

Contract owners’ equity end of period	$538,819	566,867	675,369	661,572	1,163,005	1,303,433	8,073,622	8,201,806

CHANGES IN UNITS:
Beginning units	32,337	33,845	19,366	22,192	41,432	48,271	388,648	454,585
Units purchased	172	4,589	29	6	480	1,054	6,728	4,955
Units redeemed	(2,189)	(6,097)	(659)	(2,832)	(4,722)	(7,893)	(38,750)	(70,892)

Ending units	30,320	32,337	18,736	19,366	37,190	41,432	356,626	388,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF		NVRE1		ACVIG		ACVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$993	(3,557)	669	34	3,350	4,436	4,033	4,682
Realized gain (loss) on investments	2,289	747	179	101	47,532	(7,245)	32,953	55,914
Change in unrealized gain (loss) on investments	17,708	75,326	(992)	(1,740)	6,926	168,413	(131,422)	214,579
Reinvested capital gains	-	-	7,479	1,919	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,990	72,516	7,335	314	57,808	165,604	(94,436)	275,175

Equity transactions:
Purchase payments received from contract owners (note 3)	148	211	-	-	14,898	1,171	(334)	-
Transfers between funds	1,985	-	10,986	1,215	(74,245)	(4,583)	(11,085)	(1,324)
Redemptions (note 3)	(11,194)	(9,374)	(438)	-	(81,019)	(83,172)	(110,620)	(280,442)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(33)	(39)	-	-	(134)	(118)	(155)	(189)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(46)	-	-
Adjustments to maintain reserves	(6)	(24)	9	(8)	(28)	-	(22)	(15)

Net equity transactions	(9,100)	(9,226)	10,557	1,207	(140,528)	(86,748)	(122,216)	(281,970)

Net change in contract owners’ equity	11,890	63,290	17,892	1,521	(82,720)	78,856	(216,652)	(6,795)
Contract owners’ equity beginning of period	281,269	217,979	26,199	24,678	609,003	530,147	1,439,495	1,446,290

Contract owners’ equity end of period	$293,159	281,269	44,091	26,199	526,283	609,003	1,222,843	1,439,495

CHANGES IN UNITS:
Beginning units	19,051	19,745	1,142	1,092	39,065	45,543	97,887	118,705
Units purchased	147	14	385	50	1,072	273	-	-
Units redeemed	(751)	(708)	(16)	-	(9,704)	(6,751)	(8,637)	(20,818)

Ending units	18,447	19,051	1,511	1,142	30,433	39,065	89,250	97,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI3		ACVU1		DVSCS		DCAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$541	546	(293)	(252)	(1,526)	(550)	3,630	4,276
Realized gain (loss) on investments	104	(3,613)	3,701	103	12,916	7,007	13,012	7,543
Change in unrealized gain (loss) on investments	(14,588)	39,508	(1,123)	8,864	(15,855)	47,465	13,858	131,713
Reinvested capital gains	-	-	-	-	10,682	2,326	21,897	1,929

Net increase (decrease) in contract owners’ equity resulting from operations	(13,943)	36,441	2,285	8,715	6,217	56,248	52,397	145,461

Equity transactions:
Purchase payments received from contract owners (note 3)	4,062	824	1,375	1,371	1,939	2,570	2,083	103
Transfers between funds	(1,570)	4,273	-	-	-	2,126	(8,285)	(46,043)
Redemptions (note 3)	(12,264)	(13,065)	(8,820)	-	(17,921)	(9,955)	(46,667)	(96,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	(32)	(2)	(7)	(33)	(43)	(142)	(144)
Contingent deferred sales charges (note 2)	-	(14)	-	-	-	-	-	-
Adjustments to maintain reserves	(27)	(5)	(2)	6	(5)	(23)	(29)	(8)

Net equity transactions	(9,830)	(8,019)	(7,449)	1,370	(16,020)	(5,325)	(53,040)	(142,737)

Net change in contract owners’ equity	(23,773)	28,422	(5,164)	10,085	(9,803)	50,923	(643)	2,724
Contract owners’ equity beginning of period	207,917	179,495	34,195	24,110	201,639	150,716	835,388	832,664

Contract owners’ equity end of period	$184,144	207,917	29,031	34,195	191,836	201,639	834,745	835,388

CHANGES IN UNITS:
Beginning units	11,575	12,061	2,104	2,006	8,500	8,815	51,292	61,042
Units purchased	365	329	82	99	83	249	140	35
Units redeemed	(936)	(815)	(539)	(1)	(781)	(564)	(3,340)	(9,785)

Ending units	11,004	11,575	1,647	2,104	7,802	8,500	48,092	51,292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FEIS		FGS		FHIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,506	24,331	32,860	23,712	(73,423)	(60,689)	20,144	23,158
Realized gain (loss) on investments	32,118	41,737	(20,248)	(56,720)	228,715	158,097	13,410	21,714
Change in unrealized gain (loss) on investments	(31,537)	(67,913)	127,616	431,487	356,245	1,373,460	(33,481)	(18,503)
Reinvested capital gains	-	-	35,276	160,432	-	3,424	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,087	(1,845)	175,504	558,911	511,537	1,474,292	73	26,369

Equity transactions:
Purchase payments received from contract owners (note 3)	2,643	4,334	24,294	34,198	44,863	50,061	613	772
Transfers between funds	(25,010)	(237,507)	(7,557)	(11,653)	(16,623)	(73,821)	(28,706)	(141,488)
Redemptions (note 3)	(49,065)	(83,095)	(231,434)	(281,856)	(517,028)	(619,968)	(50,258)	(76,069)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(254)	(295)	(526)	(595)	(841)	(925)	(170)	(165)
Contingent deferred sales charges (note 2)	(10)	-	-	(28)	(33)	-	-	(68)
Adjustments to maintain reserves	(18)	(12)	(18)	(28)	(3)	(11)	(1)	(3)

Net equity transactions	(71,714)	(316,575)	(215,241)	(259,962)	(489,665)	(644,664)	(78,522)	(217,021)

Net change in contract owners’ equity	(52,627)	(318,420)	(39,737)	298,949	21,872	829,628	(78,449)	(190,652)
Contract owners’ equity beginning of period	805,026	1,123,446	2,570,600	2,271,651	5,494,248	4,664,620	559,986	750,638

Contract owners’ equity end of period	$752,399	805,026	2,530,863	2,570,600	5,516,120	5,494,248	481,537	559,986

CHANGES IN UNITS:
Beginning units	45,617	63,402	146,331	163,209	415,841	474,132	37,170	52,014
Units purchased	5,895	312	2,377	2,071	4,241	5,146	6,856	455
Units redeemed	(9,871)	(18,097)	(14,240)	(18,949)	(39,271)	(63,437)	(11,954)	(15,299)

Ending units	41,641	45,617	134,468	146,331	380,811	415,841	32,072	37,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOS		FOSR		FVSS		LPVCII
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,094)	(738)	207	(12)	(2,646)	(2,563)	5,845	1,538
Realized gain (loss) on investments	16,966	15,342	(217)	(1,375)	17,708	23,239	17,728	3,047
Change in unrealized gain (loss) on investments	(77,023)	137,556	(15,423)	34,569	12,428	95,146	65,845	172,490
Reinvested capital gains	159	2,318	38	541	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,992)	154,478	(15,395)	33,723	27,490	115,822	89,418	177,075

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	38,667	237	-	20,208	1,444	1,478
Transfers between funds	-	(100)	(4,984)	5,071	(22,129)	7,101	(17,806)	835
Redemptions (note 3)	(44,157)	(46,578)	(4,034)	(3,806)	(2,709)	(22,999)	(79,300)	(165,539)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(34)	(44)	(50)	(51)	(25)	(22)	(391)	(421)
Contingent deferred sales charges (note 2)	-	-	(8)	-	(11)	(62)	-	-
Adjustments to maintain reserves	(8)	(9)	2	(21)	(8)	2	(16)	(6)

Net equity transactions	(44,199)	(46,731)	29,593	1,430	(24,882)	4,228	(96,069)	(163,653)

Net change in contract owners’ equity	(105,191)	107,747	14,198	35,153	2,608	120,050	(6,651)	13,422
Contract owners’ equity beginning of period	680,975	573,228	156,709	121,556	530,932	410,882	811,518	798,096

Contract owners’ equity end of period	$575,784	680,975	170,907	156,709	533,540	530,932	804,867	811,518

CHANGES IN UNITS:
Beginning units	47,357	51,246	8,495	8,466	25,074	24,958	63,360	77,379
Units purchased	-	-	2,317	579	30	1,380	124	196
Units redeemed	(3,138)	(3,889)	(579)	(550)	(1,152)	(1,264)	(7,387)	(14,215)

Ending units	44,219	47,357	10,233	8,495	23,952	25,074	56,097	63,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBVI		SBVHY		AMGP		AMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$56,463	3,471	27,147	24,399	(679)	(392)	(16,807)	(16,163)
Realized gain (loss) on investments	116,972	54,532	(8,907)	(17,911)	323	6,293	91,588	113,691
Change in unrealized gain (loss) on investments	(342,337)	249,794	(29,143)	20,315	(5,917)	10,974	(485,976)	209,602
Reinvested capital gains	289,245	69,491	-	-	11,585	3,008	478,878	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,343	377,288	(10,903)	26,803	5,312	19,883	67,683	307,130

Equity transactions:
Purchase payments received from contract owners (note 3)	57,984	1,405	878	1,024	-	-	37,029	-
Transfers between funds	3,178,170	3,320	(24,938)	2,264	-	5,374	(4,622)	(99)
Redemptions (note 3)	(303,100)	(145,342)	(61,647)	(100,412)	(110)	(18,145)	(123,732)	(152,909)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(244)	(232)	(188)	(212)	(42)	(41)	(150)	(214)
Contingent deferred sales charges (note 2)	-	(24)	-	(158)	-	-	-	-
Adjustments to maintain reserves	(16)	(27)	(15)	(6)	3	(17)	9	(40)

Net equity transactions	2,932,794	(140,900)	(85,910)	(97,500)	(149)	(12,829)	(91,466)	(153,262)

Net change in contract owners’ equity	3,053,137	236,388	(96,813)	(70,697)	5,163	7,054	(23,783)	153,868
Contract owners’ equity beginning of period	1,555,657	1,319,269	552,970	623,667	70,908	63,854	1,224,921	1,071,053

Contract owners’ equity end of period	$4,608,794	1,555,657	456,157	552,970	76,071	70,908	1,201,138	1,224,921

CHANGES IN UNITS:
Beginning units	77,944	86,272	23,071	27,266	3,428	4,224	59,491	68,016
Units purchased	147,161	777	48	144	-	270	1,737	20
Units redeemed	(15,398)	(9,105)	(3,592)	(4,339)	(8)	(1,066)	(6,234)	(8,545)

Ending units	209,707	77,944	19,527	23,071	3,420	3,428	54,994	59,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTP		AMSRS		OVGI		OVAG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(5,584)	(1,109)	(480)	94	(15,167)	(7,922)	(22,880)	(22,134)
Realized gain (loss) on investments	142,871	(4,481)	1,894	179	162,174	174,943	102,691	83,556
Change in unrealized gain (loss) on investments	(78,049)	153,468	2,624	4,273	25,961	494,035	(10,733)	403,618
Reinvested capital gains	-	-	-	-	51,110	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,238	147,878	4,038	4,546	224,078	661,056	69,078	465,040

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	8,561	14,831	4,060	21,934
Transfers between funds	(169,309)	288,734	-	38,449	(23,610)	(1,932)	(21,142)	(10,488)
Redemptions (note 3)	(3,166)	(2,518)	(2,596)	(184)	(308,778)	(361,841)	(164,987)	(177,360)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	(12)	-	-	(584)	(651)	(270)	(345)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(22)	-	(60)
Adjustments to maintain reserves	(7)	(12)	(12)	2	10	(39)	(9)	(40)

Net equity transactions	(172,487)	286,192	(2,608)	38,267	(324,401)	(349,654)	(182,348)	(166,359)

Net change in contract owners’ equity	(113,249)	434,070	1,430	42,813	(100,323)	311,402	(113,270)	298,681
Contract owners’ equity beginning of period	772,438	338,368	46,276	3,463	2,693,176	2,381,774	1,729,928	1,431,247

Contract owners’ equity end of period	$659,189	772,438	47,706	46,276	2,592,853	2,693,176	1,616,658	1,729,928

CHANGES IN UNITS:
Beginning units	42,872	24,283	2,462	250	177,762	204,255	129,242	143,369
Units purchased	5,777	18,743	-	2,224	587	1,636	321	1,808
Units redeemed	(14,871)	(154)	(130)	(12)	(21,564)	(28,129)	(13,767)	(15,935)

Ending units	33,778	42,872	2,332	2,462	156,785	177,762	115,796	129,242

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHAS		VWEM		VWHA		GEM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(94)	(74)	(5,911)	760	(2,284)	(1,872)	(71)	(839)
Realized gain (loss) on investments	-	369	(10,345)	(14,230)	3,716	(2,790)	(2,954)	7,922
Change in unrealized gain (loss) on investments	3,029	263	(71,617)	76,124	(35,196)	20,673	(5,522)	(13,031)
Reinvested capital gains	-	-	74,704	-	-	5,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,935	558	(13,169)	62,654	(33,764)	21,573	(8,547)	(5,948)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	37,842	-	-	-	52	157
Transfers between funds	52,007	6,118	(4,995)	(26,831)	-	(22,343)	(127,659)	197
Redemptions (note 3)	-	(2,216)	(71,264)	(22,341)	(100,305)	(21,506)	(60,387)	(49,334)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(3)	(78)	(81)	(6)	(6)	(5)	(41)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(114)
Adjustments to maintain reserves	(2)	(4)	(19)	(17)	(50)	12	(3)	(15)

Net equity transactions	52,005	3,895	(38,514)	(49,270)	(100,361)	(43,843)	(188,002)	(49,150)

Net change in contract owners’ equity	54,940	4,453	(51,683)	13,384	(134,125)	(22,270)	(196,549)	(55,098)
Contract owners’ equity beginning of period	4,453	-	650,942	637,558	265,289	287,559	196,549	251,647

Contract owners’ equity end of period	$59,393	4,453	599,259	650,942	131,164	265,289	-	196,549

CHANGES IN UNITS:
Beginning units	425	-	18,115	19,597	6,253	7,387	7,915	10,067
Units purchased	6,704	1,669	1,236	265	-	-	2	14
Units redeemed	-	(1,244)	(2,367)	(1,747)	(2,376)	(1,134)	(7,917)	(2,166)

Ending units	7,129	425	16,984	18,115	3,877	6,253	-	7,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG3		NVMIG3		SBTRP
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,487	(1,735)	32	(5)	605,551	(1,475)
Realized gain (loss) on investments	29,517	515	1,289	13	(2,037,053)	(5,194)
Change in unrealized gain (loss) on investments	(31,631)	28,496	(1,293)	742	(308,969)	571,285
Reinvested capital gains	-	-	-	-	1,971,936	210,621

Net increase (decrease) in contract owners’ equity resulting from operations	(627)	27,276	28	750	231,465	775,237

Equity transactions:
Purchase payments received from contract owners (note 3)	52	157	-	-	41,902	4,454
Transfers between funds	(213,357)	19,555	(4,593)	-	(3,208,208)	(8,830)
Redemptions (note 3)	(623)	(18,359)	-	-	(191,358)	(366,296)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(28)	-	-	(623)	(731)
Contingent deferred sales charges (note 2)	-	(38)	-	-	(25)	(19)
Adjustments to maintain reserves	2	(14)	6	(1)	(22)	(25)

Net equity transactions	(213,945)	1,273	(4,587)	(1)	(3,358,334)	(371,447)

Net change in contract owners’ equity	(214,572)	28,549	(4,559)	749	(3,126,869)	403,790
Contract owners’ equity beginning of period	214,572	186,023	4,559	3,810	3,126,869	2,723,079

Contract owners’ equity end of period	$-	214,572	-	4,559	-	3,126,869

CHANGES IN UNITS:
Beginning units	9,734	9,803	247	247	262,535	297,942
Units purchased	3	2,115	-	-	3,389	565
Units redeemed	(9,737)	(2,184)	(247)	-	(265,924)	(35,972)

Ending units	-	9,734	-	247	-	262,535

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

  J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Growth Series - Initial Class (MEGS)*

  Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)*

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)*

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  High Income Bond Fund II - Primary Shares (FHIB)*

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)*

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP Overseas Portfolio - Initial Class (FOP)*

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

  PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Guardian Portfolio - I Class Shares (AMGP)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Global Securities Fund/VA - Non-Service Shares (OVGS)*

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option Upon annuitant death, in addition to any death benefit pyable, an additional amount will be credited	-	0.40%

Maximum Variable Account Charges*	1.40%	1.80%

    * When maximum options are elected.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE

1.40%	$769,138	$9,839	$2,134	$8,738	$4,209	$8,818	$183	$8,225
1.80%	1,361	-	-	208	-	-	-	-

Totals	$770,499	$9,839	$2,134	$8,946	$4,209	$8,818	$183	$8,225

	NVAMV1	HIBF	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF

1.40%	$15,520	$3,895	$1,280	$3,683	$416	$138	$23,802	$31,696
1.80%	94	-	-	-	-	-	132	55

	$15,614	$3,895	$1,280	$3,683	$416	$138	$23,934	$31,751

	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

1.40%	$3,025	$466	$4,150	$13,862	$4,571	$10,424	$30,747	$39,286
1.80%	-	-	-	-	-	-	125	-

	$3,025	$466	$4,150	$13,862	$4,571	$10,424	$30,872	$39,286

	NVMIG1	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	NVOLG1

1.40%	$41	$495	$6,345	$98	$7,445	$9,226	$17,395	$113,097
1.80%	-	-	-	-	-	-	-	184

	$41	$495	$6,345	$98	$7,445	$9,226	$17,395	$113,281

	EIF	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	DVSCS	DCAP

1.40%	$4,005	$432	$7,735	$19,173	$2,842	$390	$2,651	$11,622
1.80%	-	-	-	-	-	-	-	81

	$4,005	$432	$7,735	$19,173	$2,842	$390	$2,651	$11,703

	FQB	FEIS	FGS	FHIS	FOS	FOSR	FVSS	LPVCII

1.40%	$11,586	$35,949	$78,343	$8,121	$8,753	$2,071	$7,603	$11,142
1.80%	56	147	132	-	-	-	-	-

	$11,642	$36,096	$78,475	$8,121	$8,753	$2,071	$7,603	$11,142

	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS	OVGI	OVAG

1.40%	$24,399	$7,418	$1,009	$16,807	$10,866	$659	$36,235	$22,880
1.80%	5	-	-	-	-	-	76	-

	$24,404	$7,418	$1,009	$16,807	$10,866	$659	$36,311	$22,880

	VWHAS	VWEM	VWHA	GEM3	GIG3	NVMIG3	SBTRP

1.40%	$94	$9,183	$2,507	$667	$412	$20	$40,315
1.80%	-	-	-	-	-	-	66

	$94	$9,183	$2,507	$667	$412	$20	$40,381

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $107,629 and $75,758, respectively, and total transfers from the Account to the fixed account were $1,258,322 and $1,203,446 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $ 30,721 and $ 50,661 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$53,790,345	$-	$-	$53,790,345

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

		Purchases of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)		$58,328	$93,990
Mid Cap Value Portfolio: Class 1 (JPMMV1)		9,169	12,184
Forty Portfolio: Service Shares (JACAS)		193,466	79,452
Global Technology Portfolio: Service Shares (JAGTS)		18,654	25,064
Overseas Portfolio: Service Shares (JAIGS)		81,585	156,154
Emerging Markets Debt Portfolio - Class I (MSEM)		818	198
U.S. Real Estate Portfolio - Class I (MSVRE)		16,735	33,571
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		141,413	186,615
Federated NVIT High Income Bond Fund - Class I (HIBF)		272,299	287,453
NVIT Emerging Markets Fund - Class I (GEM)		128,832	1,479
NVIT International Equity Fund - Class I (GIG)		100,681	6,414
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)		45,747	851
NVIT Core Bond Fund - Class I (NVCBD1)		107,697	27,781
NVIT Nationwide Fund - Class I (TRF)		20,562	177,081
NVIT Government Bond Fund - Class I (GBF)		330,051	401,873
American Century NVIT Growth Fund - Class I (CAF)		2,745	7,687
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		881	2,826
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)		14,501	7,478
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		63,756	157,787
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		3,926	385,347
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)		27,022	50,865
NVIT Mid Cap Index Fund - Class I (MCIF)		137,576	233,935
NVIT Money Market Fund - Class I (SAM)		664,705	1,023,920
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)		4,886	4,429
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		2,732	983
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		55,606	59,696
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		3,095	294
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		76,266	44,200
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		66,113	30,850
NVIT Multi-Manager Small Company Fund - Class I (SCF)		191,875	149,718
NVIT Large Cap Growth Fund - Class I (NVOLG1)		922,395	827,883
Invesco NVIT Comstock Value Fund - Class I (EIF)		4,998	13,105
NVIT Real Estate Fund - Class I (NVRE1)		19,561	868
VP Income & Growth Fund - Class I (ACVIG)		24,649	161,807
VP International Fund - Class I (ACVI)		23,206	141,377
VP International Fund - Class III (ACVI3)		9,289	18,556
VP Ultra(R) Fund - Class I (ACVU1)		1,421	9,165
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		13,530	20,391
Appreciation Portfolio - Initial Shares (DCAP)		39,452	66,945
Quality Bond Fund II - Primary Shares (FQB)		134,839	188,034
VIP Equity-Income Portfolio - Service Class (FEIS)		138,415	285,512
VIP Growth Portfolio - Service Class (FGS)		23,304	586,399
VIP High Income Portfolio - Service Class (FHIS)		132,717	191,100
VIP Overseas Portfolio - Service Class (FOS)		7,818	52,951
VIP Overseas Portfolio - Service Class R (FOSR)		41,907	12,076
VIP Value Strategies Portfolio - Service Class (FVSS)		5,606	33,129
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)		17,341	107,558
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)		3,623,883	345,360
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)		34,838	93,591
Guardian Portfolio - I Class Shares (AMGP)		11,915	1,164
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		515,414	144,826
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		108,906	286,974
Socially Responsive Portfolio - I Class Shares (AMSRS)		179	3,256
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		78,294	366,772
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)		2,128	207,361
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)		52,006	94
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		117,273	86,980
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		223	102,823
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		609	188,684
NVIT International Equity Fund - Class III (obsolete) (GIG3)		1,899	214,363
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)		52	4,614
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)		2,653,490	3,434,341

	Total	$8,949,789	$8,413,891

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	1.40%	51,642	$13.45	$694,697	1.08%	11.86%
2013	1.40%	58,088	12.03	698,519	1.32%	32.46%
2012	1.40%	84,008	9.08	762,632	0.83%	10.40%
2011	1.40%	96,943	8.22	797,127	0.93%	-0.51%
2010	1.40%	114,849	8.26	949,188	0.89%	13.21%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	1.40%	6,378	25.28	161,185	0.77%	13.50%
2013	1.40%	6,815	22.27	151,774	0.98%	30.45%
2012	1.40%	6,253	17.07	106,768	1.18%	18.69%
2011	1.40%	9,265	14.38	133,282	1.28%	0.73%
2010	1.40%	9,764	14.28	139,423	1.07%	21.73%
Forty Portfolio: Service Shares (JACAS)
2014	1.40% to 1.80%	42,893	15.12 to 18.59	650,459	0.03%	6.95% to 6.52%
2013	1.40% to 1.80%	47,819	14.13 to 17.46	678,482	0.58%	29.05% to 28.53%
2012	1.40% to 1.80%	68,467	10.95 to 13.58	751,976	0.53%	22.12% to 21.62%
2011	1.40% to 1.80%	92,492	8.97 to 11.17	831,307	0.25%	-8.24% to -8.61%
2010	1.40% to 1.80%	102,419	9.77 to 12.22	1,003,485	0.22%	4.99% to 4.56%
Global Technology Portfolio: Service Shares (JAGTS)
2014	1.40%	39,700	7.69	305,129	0.00%	7.82%
2013	1.40%	42,524	7.13	303,138	0.00%	33.50%
2012	1.40%	57,027	5.34	304,521	0.00%	17.48%
2011	1.40%	70,575	4.55	320,800	0.00%	-9.93%
2010	1.40%	80,884	5.05	408,213	0.00%	22.66%
Overseas Portfolio: Service Shares (JAIGS)
2014	1.40%	42,211	12.15	513,040	5.84%	-13.33%
2013	1.40%	52,926	14.02	742,211	3.17%	12.68%
2012	1.40%	68,524	12.45	852,787	0.70%	11.59%
2011	1.40%	65,223	11.15	727,406	0.38%	-33.28%
2010	1.40%	70,886	16.72	1,184,973	0.52%	23.27%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	1.40%	388	32.98	12,796	5.46%	1.49%
2013	1.40%	389	32.50	12,640	3.99%	-10.03%
2012	1.40%	389	36.12	14,049	2.85%	16.31%
2011	1.40%	390	31.05	12,111	4.60%	5.54%
2010	1.40%	740	29.42	21,774	4.02%	8.21%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	1.40%	13,666	46.88	640,690	1.44%	27.91%
2013	1.40%	14,064	36.65	515,492	1.10%	0.62%
2012	1.40%	18,802	36.43	684,874	0.86%	14.21%
2011	1.40%	23,891	31.89	761,996	0.83%	4.44%
2010	1.40%	26,156	30.54	798,708	2.15%	28.14%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	1.40% to 1.80%	47,904	22.66 to 22.15	1,085,487	1.91%	11.54% to 11.08%
2013	1.40% to 1.80%	55,754	20.32 to 19.94	1,132,707	1.86%	30.05% to 29.53%
2012	1.40% to 1.80%	60,374	15.62 to 15.39	943,171	0.95%	13.05% to 12.59%
2011	1.40% to 1.80%	75,509	13.82 to 13.67	1,043,414	1.52%	-0.76% to -1.16%
2010	1.40% to 1.80%	105,148	13.93 to 13.83	1,464,159	0.15%	11.88% to 11.42%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	1.40%	11,870	20.00	237,400	5.21%	1.11%
2013	1.40%	13,336	19.78	263,779	6.21%	5.57%
2012	1.40%	17,105	18.74	320,468	8.20%	12.95%
2011	1.40%	18,203	16.59	301,941	8.33%	2.37%
2010	1.40%	20,941	16.20	339,323	8.64%	11.57%
NVIT Emerging Markets Fund - Class I (GEM)
2014	1.40%	5,875	20.95	123,063	0.85%	-6.83%
NVIT International Equity Fund - Class I (GIG)
2014	1.40%	20,536	13.55	278,275	3.52%	-1.84%
2013	1.40%	14,202	13.81	196,067	0.53%	16.18%
2012	1.40%	14,815	11.88	176,040	0.82%	13.99%
2011	1.40%	16,793	10.42	175,060	1.87%	-11.03%
2010	1.40%	261	11.72	3,058	0.73%	11.71%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	1.40%	2,742	22.75	62,375	1.76%	5.11%
2013	1.40%	847	21.64	18,332	1.85%	41.81%
2012	1.40%	213	15.26	3,251	1.26%	15.30%
2011	1.40%	458	13.24	6,062	0.47%	-12.85%
2010	1.40%	1,594	15.19	24,211	0.17%	13.99%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Bond Fund - Class I (NVCBD1)
2014	1.40%	6,555	$12.35	$80,941	23.45%	3.58%
2013	1.40%	236	11.92	2,813	0.64%	-3.28%
2012	1.40%	1,788	12.33	22,038	2.99%	6.24%
2011	1.40%	1,865	11.60	21,637	2.95%	5.11%
2010	1.40%	2,156	11.04	23,797	2.93%	5.56%
NVIT Nationwide Fund - Class I (TRF)
2014	1.40% to 1.80%	104,160	16.28 to 15.77	1,695,390	1.14%	10.58% to 10.13%
2013	1.40% to 1.80%	113,917	14.72 to 14.32	1,676,864	1.28%	29.27% to 28.74%
2012	1.40% to 1.80%	133,593	11.39 to 11.12	1,521,315	1.34%	12.61% to 12.15%
2011	1.40% to 1.80%	170,388	10.11 to 9.91	1,723,072	1.13%	-0.88% to -1.28%
2010	1.40% to 1.80%	199,343	10.20 to 10.04	2,033,729	1.00%	11.86% to 11.41%
NVIT Government Bond Fund - Class I (GBF)
2014	1.40% to 1.80%	141,230	16.67 to 14.10	2,354,565	2.02%	3.11% to 2.69%
2013	1.40% to 1.80%	146,589	16.17 to 13.73	2,369,914	1.91%	-5.40% to -5.78%
2012	1.40% to 1.80%	169,600	17.10 to 14.57	2,898,511	2.06%	1.61% to 1.20%
2011	1.40% to 1.80%	211,415	16.82 to 14.40	3,556,067	2.93%	5.76% to 5.33%
2010	1.40% to 1.80%	242,160	15.91 to 13.67	3,851,533	2.87%	3.31% to 2.90%
American Century NVIT Growth Fund - Class I (CAF)
2014	1.40%	23,067	9.86	227,348	0.36%	9.77%
2013	1.40%	23,362	8.98	209,760	0.65%	27.92%
2012	1.40%	26,953	7.02	189,183	0.53%	12.42%
2011	1.40%	31,767	6.24	198,329	0.53%	-2.08%
2010	1.40%	48,442	6.38	308,852	0.62%	17.58%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	1.40%	1,732	19.11	33,105	1.63%	3.52%
2013	1.40%	1,837	18.46	33,901	1.60%	25.47%
2012	1.40%	1,768	14.72	26,034	1.44%	14.28%
2011	1.40%	2,324	12.88	29,929	1.83%	-5.27%
2010	1.40%	1,917	13.60	26,062	1.47%	13.03%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	1.40%	21,161	13.99	296,065	1.83%	2.44%
2013	1.40%	21,398	13.66	292,262	1.76%	3.36%
2012	1.40%	21,629	13.21	285,802	1.44%	3.70%
2011	1.40%	36,840	12.74	469,431	1.83%	1.49%
2010	1.40%	71,864	12.55	902,251	2.24%	4.41%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	1.40%	56,420	17.12	965,865	1.67%	3.71%
2013	1.40%	62,184	16.51	1,026,472	1.06%	14.99%
2012	1.40%	112,591	14.35	1,616,194	1.98%	9.26%
2011	1.40%	81,793	13.14	1,074,636	1.90%	-1.44%
2010	1.40%	135,599	13.33	1,807,518	1.97%	9.36%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	1.40%	12,504	18.43	230,376	1.13%	3.49%
2013	1.40%	33,740	17.80	600,730	1.33%	20.66%
2012	1.40%	61,749	14.76	911,139	1.35%	12.16%
2011	1.40%	84,731	13.16	1,114,664	2.03%	-3.49%
2010	1.40%	89,206	13.63	1,216,023	1.91%	11.26%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	1.40%	46,001	15.82	727,942	1.77%	3.27%
2013	1.40%	48,589	15.32	744,527	1.66%	8.95%
2012	1.40%	55,906	14.06	786,286	1.71%	6.52%
2011	1.40%	57,312	13.20	756,695	2.12%	0.64%
2010	1.40%	97,147	13.12	1,274,524	2.12%	7.00%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	1.40% to 1.80%	63,773	34.39 to 24.68	2,190,892	1.03%	7.89% to 7.45%
2013	1.40% to 1.80%	69,962	31.88 to 22.97	2,227,221	1.08%	31.19% to 30.65%
2012	1.40% to 1.80%	82,810	24.30 to 17.58	2,009,854	1.00%	15.82% to 15.35%
2011	1.40% to 1.80%	104,621	20.98 to 15.24	2,192,782	0.76%	-3.91% to -4.30%
2010	1.40% to 1.80%	119,764	21.83 to 15.92	2,612,416	1.24%	24.44% to 23.93%
NVIT Money Market Fund - Class I (SAM)
2014	1.40%	240,806	10.58	2,546,871	0.00%	-1.40%
2013	1.40%	270,923	10.73	2,906,095	0.00%	-1.40%
2012	1.40%	275,121	10.88	2,993,017	0.00%	-1.40%
2011	1.40%	330,014	11.03	3,641,308	0.00%	-1.40%
2010	1.40%	387,456	11.19	4,335,655	0.00%	-1.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	1.40%	1,642	$22.75	$37,354	0.50%	8.89%
2013	1.40%	1,665	20.89	34,785	0.78%	32.86%
2012	1.40%	1,689	15.73	26,560	0.53%	14.72%
2011	1.40%	1,728	13.71	23,686	0.01%	-4.26%
2010	1.40%	961	14.32	13,759	0.04%	13.89%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.40%	18,977	23.12	438,697	0.00%	2.58%
2013	1.40%	21,415	22.54	482,613	0.00%	37.00%
2012	1.40%	25,278	16.45	415,816	0.00%	13.29%
2011	1.40%	29,693	14.52	431,122	0.00%	-5.57%
2010	1.40%	32,827	15.38	504,744	0.00%	25.04%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	1.40%	327	25.88	8,438	1.44%	15.38%
2013	1.40%	285	22.43	6,394	1.26%	33.78%
2012	1.40%	91	16.77	1,526	1.17%	14.71%
2011	1.40%	91	14.62	1,330	0.83%	-3.69%
2010	1.40%	91	15.18	1,381	1.33%	17.96%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	1.40%	30,320	17.77	538,819	0.00%	1.37%
2013	1.40%	32,337	17.53	566,867	0.00%	42.27%
2012	1.40%	33,845	12.32	417,022	0.00%	11.85%
2011	1.40%	39,690	11.02	437,245	0.00%	-2.04%
2010	1.40%	42,107	11.25	473,515	0.00%	23.69%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	1.40%	18,736	36.05	675,369	0.52%	5.52%
2013	1.40%	19,366	34.16	661,572	0.80%	38.44%
2012	1.40%	22,192	24.68	547,628	0.84%	18.76%
2011	1.40%	26,838	20.78	557,701	0.44%	-6.40%
2010	1.40%	31,027	22.20	688,810	0.60%	24.83%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	1.40%	37,190	31.27	1,163,005	0.17%	-0.60%
2013	1.40%	41,432	31.46	1,303,433	0.13%	38.94%
2012	1.40%	48,271	22.64	1,093,041	0.15%	13.88%
2011	1.40%	56,947	19.88	1,132,268	0.52%	-6.88%
2010	1.40%	64,819	21.35	1,384,031	0.28%	23.57%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.40% to 1.80%	356,626	22.64 to 22.12	8,073,622	0.72%	7.28% to 6.84%
2013	1.40% to 1.80%	388,648	21.10 to 20.71	8,201,806	0.77%	34.79% to 34.24%
2012	1.40% to 1.80%	454,585	15.66 to 15.43	7,117,263	0.68%	17.02% to 16.54%
2011	1.40% to 1.80%	546,210	13.38 to 13.24	7,308,019	0.66%	-3.60% to -3.99%
2010	1.40% to 1.80%	669,883	13.88 to 13.79	9,297,338	0.06%	7.28% to 6.84%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	1.40%	18,447	15.89	293,159	1.75%	7.64%
2013	1.40%	19,051	14.76	281,269	0.00%	33.74%
2012	1.40%	19,745	11.04	217,979	1.11%	16.80%
2011	1.40%	28,961	9.45	273,705	1.31%	-3.69%
2010	1.40%	33,629	9.81	330,020	1.51%	14.15%
NVIT Real Estate Fund - Class I (NVRE1)
2014	1.40%	1,511	29.18	44,091	3.51%	27.08%
2013	1.40%	1,142	22.96	26,199	1.54%	1.60%
2012	1.40%	1,092	22.60	24,678	1.06%	14.16%
2011	1.40%	1,211	19.80	23,973	0.87%	5.01%
2010	1.40%	1,399	18.85	26,372	1.95%	28.36%
VP Income & Growth Fund - Class I (ACVIG)
2014	1.40%	30,433	17.29	526,283	2.01%	10.93%
2013	1.40%	39,065	15.59	609,003	2.19%	33.92%
2012	1.40%	45,543	11.64	530,147	2.06%	13.13%
2011	1.40%	55,795	10.29	574,096	1.52%	1.67%
2010	1.40%	68,169	10.12	689,886	1.52%	12.55%
VP International Fund - Class I (ACVI)
2014	1.40%	89,250	13.70	1,222,843	1.70%	-6.83%
2013	1.40%	97,887	14.71	1,439,495	1.74%	20.70%
2012	1.40%	118,705	12.18	1,446,290	0.85%	19.46%
2011	1.40%	126,979	10.20	1,295,048	1.40%	-13.27%
2010	1.40%	142,631	11.76	1,677,303	2.44%	11.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class III (ACVI3)
2014	1.40%	11,004	$16.74	$184,144	1.67%	-6.83%
2013	1.40%	11,575	17.96	207,917	1.70%	20.70%
2012	1.40%	12,061	14.88	179,495	0.97%	19.46%
2011	1.40%	17,729	12.46	220,864	1.31%	-13.27%
2010	1.40%	17,950	14.36	257,852	2.40%	11.71%
VP Ultra(R) Fund - Class I (ACVU1)
2014	1.40%	1,647	17.63	29,031	0.34%	8.46%
2013	1.40%	2,104	16.25	34,195	0.52%	35.16%
2012	1.40%	2,006	12.03	24,110	0.00%	12.33%
2011	1.40%	3,097	10.71	33,166	0.00%	-0.35%
2010	1.40%	5,092	10.74	54,701	0.47%	14.46%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	1.40%	7,802	24.59	191,836	0.59%	3.65%
2013	1.40%	8,500	23.72	201,639	1.09%	38.75%
2012	1.40%	8,815	17.10	150,716	0.41%	14.12%
2011	1.40%	7,005	14.98	104,953	0.69%	-0.84%
2010	1.40%	6,427	15.11	97,110	0.65%	24.07%
Appreciation Portfolio - Initial Shares (DCAP)
2014	1.40% to 1.80%	48,092	17.37 to 15.70	834,745	1.84%	6.58% to 6.15%
2013	1.40% to 1.80%	51,292	16.30 to 14.80	835,388	1.93%	19.41% to 18.92%
2012	1.40% to 1.80%	61,042	13.65 to 12.44	832,664	3.73%	8.88% to 8.44%
2011	1.40% to 1.80%	78,713	12.53 to 11.47	986,260	1.69%	7.49% to 7.05%
2010	1.40% to 1.80%	81,437	11.66 to 10.72	949,191	2.33%	13.70% to 13.24%
Quality Bond Fund II - Primary Shares (FQB)
2014	1.40% to 1.80%	41,641	18.08 to 15.40	752,399	3.65%	2.34% to 1.92%
2013	1.40% to 1.80%	45,617	17.67 to 15.10	805,026	4.14%	-0.38% to -0.78%
2012	1.40% to 1.80%	63,402	17.73 to 15.22	1,123,446	3.72%	8.18% to 7.74%
2011	1.40% to 1.80%	67,358	16.39 to 14.13	1,103,286	5.17%	0.84% to 0.44%
2010	1.40% to 1.80%	78,193	16.25 to 14.07	1,270,132	5.15%	6.99% to 6.55%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	1.40% to 1.80%	134,468	18.83 to 16.14	2,530,863	2.69%	7.13% to 6.69%
2013	1.40% to 1.80%	146,331	17.58 to 15.13	2,570,600	2.40%	26.22% to 25.71%
2012	1.40% to 1.80%	163,209	13.93 to 12.03	2,271,651	2.89%	15.54% to 15.07%
2011	1.40% to 1.80%	194,336	12.05 to 10.46	2,341,213	2.25%	-0.55% to -0.95%
2010	1.40% to 1.80%	241,813	12.12 to 10.56	2,927,607	1.63%	13.48% to 13.02%
VIP Growth Portfolio - Service Class (FGS)
2014	1.40% to 1.80%	380,811	14.49 to 13.65	5,516,120	0.09%	9.63% to 9.19%
2013	1.40% to 1.80%	415,841	13.21 to 12.50	5,494,248	0.19%	34.30% to 33.75%
2012	1.40% to 1.80%	474,132	9.84 to 9.35	4,664,620	0.47%	12.94% to 12.48%
2011	1.40% to 1.80%	561,651	8.71 to 8.31	4,892,714	0.25%	-1.26% to -1.66%
2010	1.40% to 1.80%	670,629	8.82 to 8.45	5,916,030	0.17%	22.32% to 21.83%
VIP High Income Portfolio - Service Class (FHIS)
2014	1.40%	32,072	15.01	481,537	4.95%	-0.34%
2013	1.40%	37,170	15.07	559,986	5.01%	4.39%
2012	1.40%	52,014	14.43	750,638	5.50%	12.59%
2011	1.40%	58,070	12.82	744,317	5.65%	2.47%
2010	1.40% to 1.80%	77,421	12.51 to 15.77	969,560	7.56%	12.20% to 11.74%
VIP Overseas Portfolio - Service Class (FOS)
2014	1.40%	44,219	13.02	575,784	1.23%	-9.45%
2013	1.40%	47,357	14.38	680,975	1.29%	28.55%
2012	1.40%	51,246	11.19	573,228	1.72%	18.85%
2011	1.40%	65,388	9.41	615,403	1.24%	-18.39%
2010	1.40%	71,845	11.53	828,507	1.25%	11.41%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	1.40%	10,233	16.70	170,907	1.54%	-9.46%
2013	1.40%	8,495	18.45	156,709	1.39%	28.48%
2012	1.40%	8,466	14.36	121,556	1.60%	18.98%
2011	1.40%	12,413	12.07	149,800	1.22%	-18.46%
2010	1.40%	14,453	14.80	213,887	1.19%	11.43%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	1.40%	23,952	22.28	533,540	0.92%	5.20%
2013	1.40%	25,074	21.17	530,932	0.86%	28.62%
2012	1.40%	24,958	16.46	410,882	0.53%	25.32%
2011	1.40%	24,396	13.14	320,489	0.84%	-10.12%
2010	1.40%	27,884	14.62	407,550	0.48%	24.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2014	1.40%	56,097	$14.35	$804,867	2.14%	12.02%
2013	1.40%	63,360	12.81	811,518	1.60%	24.18%
2012	1.40%	77,379	10.31	798,096	2.87%	12.60%
2011	1.40%	90,692	9.16	830,724	3.11%	6.39%
2010	1.40% to 1.80%	106,302	8.61 to 8.48	915,174	3.45%	10.69% to 10.24%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2014	1.40% to 1.80%	209,707	21.98 to 16.82	4,608,794	4.61%	10.14% to 9.70%
2013	1.40%	77,944	19.96	1,555,657	1.66%	30.52%
2012	1.40%	86,272	15.29	1,319,269	2.20%	14.87%
2011	1.40%	100,741	13.31	1,341,120	2.11%	3.49%
2010	1.40%	124,160	12.86	1,597,185	2.79%	7.93%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2014	1.40%	19,527	23.36	456,157	6.56%	-2.54%
2013	1.40%	23,071	23.97	552,970	5.54%	4.78%
2012	1.40%	27,266	22.87	623,667	7.14%	16.67%
2011	1.40%	31,081	19.61	609,386	7.77%	0.29%
2010	1.40%	32,871	19.55	642,608	8.39%	13.31%
Guardian Portfolio - I Class Shares (AMGP)
2014	1.40%	3,420	22.24	76,071	0.46%	7.50%
2013	1.40%	3,428	20.69	70,908	0.76%	36.87%
2012	1.40%	4,224	15.12	63,854	0.26%	11.14%
2011	1.40%	5,761	13.60	78,356	0.46%	-4.30%
2010	1.40%	6,172	14.21	87,714	0.30%	17.35%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	1.40%	54,994	21.84	1,201,138	0.00%	6.08%
2013	1.40%	59,491	20.59	1,224,921	0.00%	30.76%
2012	1.40%	68,016	15.75	1,071,053	0.00%	10.84%
2011	1.40%	72,312	14.21	1,027,388	0.00%	-0.93%
2010	1.40%	87,349	14.34	1,252,658	0.00%	27.29%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.40%	33,778	19.52	659,189	0.69%	8.31%
2013	1.40%	42,872	18.02	772,438	1.25%	29.30%
2012	1.40%	24,283	13.93	338,368	0.42%	14.96%
2011	1.40%	25,407	12.12	307,964	0.00%	-12.60%
2010	1.40%	30,683	13.87	425,502	0.66%	14.05%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	1.40%	2,332	20.46	47,706	0.38%	8.84%
2013	1.40%	2,462	18.80	46,276	2.14%	35.68%
2012	1.40%	250	13.85	3,463	0.23%	9.42%
2011	1.40%	262	12.66	3,317	0.34%	-4.43%
2010	1.40%	275	13.25	3,643	0.03%	21.14%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	1.40% to 1.80%	156,785	16.54 to 16.17	2,592,853	0.82%	9.15% to 8.71%
2013	1.40% to 1.80%	177,762	15.15 to 14.88	2,693,176	1.10%	29.93% to 29.40%
2012	1.40% to 1.80%	204,255	11.66 to 11.50	2,381,774	0.94%	15.23% to 14.76%
2011	1.40% to 1.80%	251,547	10.12 to 10.02	2,545,529	0.90%	-1.41% to -1.81%
2010	1.40% to 1.80%	308,870	10.26 to 10.20	3,170,377	1.15%	14.48% to 14.02%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	1.40%	115,796	13.96	1,616,658	0.00%	4.30%
2013	1.40%	129,242	13.39	1,729,928	0.01%	34.08%
2012	1.40%	143,369	9.98	1,431,247	0.00%	14.81%
2011	1.40%	170,415	8.69	1,481,761	0.00%	-0.32%
2010	1.40% to 1.80%	198,921	8.72 to 8.60	1,735,007	0.00%	25.68% to 25.17%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2014	1.40%	7,129	8.33	59,393	0.00%	-20.48%
2013	1.40%	425	10.48	4,453	0.00%	8.75%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	1.40%	16,984	35.28	599,259	0.50%	-1.81%
2013	1.40%	18,115	35.93	650,942	1.53%	10.45%
2012	1.40%	19,597	32.53	637,558	0.00%	27.99%
2011	1.40%	14,576	25.42	370,512	1.07%	-26.78%
2010	1.40%	16,147	34.71	560,539	0.58%	25.07%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	1.40%	3,877	$33.84	$131,164	0.12%	-20.24%
2013	1.40%	6,253	42.43	265,289	0.72%	8.99%
2012	1.40%	7,387	38.93	287,559	0.89%	1.94%
2011	1.40%	1,064	38.19	40,633	1.20%	-17.62%
2010	1.40%	1,184	46.36	54,886	0.37%	27.43%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.40%	4,721	13.56	64,033	0.00%	-10.08%
2010	1.40%	5,778	15.08	87,157	0.00%	22.78%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.40%	18,501	19.54	361,559	0.30%	-33.28%
2010	1.40%	23,676	29.29	693,499	0.54%	23.28%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%	7,915	24.83	196,549	1.03%	-0.66%
2012	1.40%	10,067	25.00	251,647	0.40%	15.59%
2011	1.40%	15,903	21.63	343,889	0.72%	-23.48%
2010	1.40%	16,310	28.26	460,956	0.07%	14.59%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	1.40%	9,734	22.04	214,572	0.50%	16.16%
2012	1.40%	9,803	18.98	186,023	1.37%	13.96%
2011	1.40%	5,439	16.65	90,571	1.44%	-11.03%
2010	1.40%	3,244	18.72	60,732	0.70%	11.69%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.40%	6,919	20.49	141,762	1.11%	-26.79%
2010	1.40%	8,795	27.99	246,155	0.57%	25.09%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.40%	10,440	28.46	297,131	1.17%	-17.57%
2010	1.40%	12,318	34.52	425,244	0.35%	27.45%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.40%	247	18.46	4,559	1.28%	19.64%
2012	1.40%	247	15.43	3,810	0.62%	14.15%
2011	1.40%	247	13.51	3,338	1.08%	-10.63%
2010	1.40%	950	15.12	14,365	0.85%	12.44%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	19,003	11.39	216,404	1.02%	9.90%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.40%	2,207	19.83	43,761	0.93%	9.80%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.40%	1,118	12.23	13,675	0.15%	12.86%
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2013	1.40% to 1.80%	262,535	11.91 to 11.59	3,126,869	1.36%	30.32% to 29.79%
2012	1.40% to 1.80%	297,942	9.14 to 8.93	2,723,079	1.60%	13.37% to 12.90%
2011	1.40% to 1.80%	354,459	8.06 to 7.91	2,857,710	1.26%	-7.51% to -7.88%
2010	1.40% to 1.80%	434,007	8.72 to 8.59	3,783,041	1.64%	14.97% to 14.51%

2014	Contract owners equity:			$53,789,791
2013	Contract owners equity:			$56,415,776
2012	Contract owners equity:			$53,241,333
2011	Contract owners equity:			$56,256,397
2010	Contract owners equity:			$70,198,443

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.